Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 54.2%
1,729,948	Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,339,102	0.1
2,620,587	Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,256,905	0.2
7,108,822	Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,061,924	0.5
2,084,545	Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,478,092	0.1
1,116,154	Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,220,309	0.1
3,613,841 (1)	Fannie Mae 2010-150 PS, 6.452%, (-1.000*US0001M + 6.600%), 12/25/2039	218,790	0.0
4,869,968 (1)	Fannie Mae 2010-95 SB, 6.452%, (-1.000*US0001M + 6.600%), 09/25/2040	857,435	0.1
5,092,200	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	6,092,045	0.4
7,386,502 (1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	808,271	0.0
21,063,286 (1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,404,586	0.1
221,253 (2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.669%, 04/25/2042	231,712	0.0
1,051,123 (2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.161%, 01/25/2042	1,105,292	0.1
1,242,633	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,468,758	0.1
2,884,440	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,174,433	0.2
108,370	Fannie Mae REMIC Trust 2004-61 SH, 23.396%, (-3.998*US0001M + 23.988%), 11/25/2032	171,973	0.0
3,249,528 (2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.860%, 03/25/2043	3,283,197	0.2
3,166,895	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,499,065	0.2
628,222 (1)	Fannie Mae REMIC Trust 2005-17 ES, 6.602%, (-1.000*US0001M + 6.750%), 03/25/2035	84,360	0.0
580,486	Fannie Mae REMIC Trust 2005-59 NQ, 16.505%, (-2.500*US0001M + 16.875%), 05/25/2035	729,652	0.0
646,610	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	738,393	0.0
158,825	Fannie Mae REMIC Trust 2006-115 ES, 25.968%, (-4.000*US0001M + 26.560%), 12/25/2036	261,621	0.0
1,134,322 (1)	Fannie Mae REMIC Trust 2006-36 SP, 6.552%, (-1.000*US0001M + 6.700%), 05/25/2036	212,793	0.0
3,500,888 (1)	Fannie Mae REMIC Trust 2006-79 SH, 6.302%, (-1.000*US0001M + 6.450%), 08/25/2036	930,030	0.1
268,820 (2)	Fannie Mae REMIC Trust 2009-12 LK, 10.280%, 03/25/2039	316,057	0.0
1,861,549	Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,353,300	0.1
3,618,598	Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	3,847,802	0.2
5,084,839	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	6,075,180	0.4
1,606,276	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,749,687	0.1
5,800,183 (1)	Fannie Mae REMIC Trust 2012-128 VS, 6.102%, (-1.000*US0001M + 6.250%), 06/25/2042	934,567	0.1
4,318,176 (1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	277,108	0.0
2,768,053 (1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	352,205	0.0
2,217,768 (1)	Fannie Mae REMIC Trust 2012-68 SD, 6.552%, (-1.000*US0001M + 6.700%), 06/25/2032	429,577	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	4,002,589	0.2
902,808 (1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	94,227	0.0
2,506,710 (1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	204,331	0.0
1,466	Fannie Mae REMICS 2004-89 ES, 12.954%, (-1.850*US0001M + 13.228%), 08/25/2034	1,469	0.0
4,459 (3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	4,217	0.0
1,000,000	Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,136,254	0.1
1,778,020	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,018,325	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,163,007 (1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	$266,459	0.0
10,236,361	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,277,379	0.7
2,500,000	Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,815,013	0.2
2,578,277 (3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	2,353,126	0.1
1,255,101	Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,367,618	0.1
13,001,028 (1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	1,102,596	0.1
4,738,943	Fannie Mae Series 2016-51 S, 5.772%, (-1.000*US0001M + 5.920%), 10/25/2043	5,300,490	0.3
2,294,797 (2)	Fannie Mae Trust 2004-W2 3A, 3.637%, 02/25/2044	2,414,878	0.1
2,123,430 (2)	Fannie Mae Trust 2004-W2 4A, 3.526%, 02/25/2044	2,225,844	0.1
1,566,562	Fannie Mae REMICS 2010-26 F, 0.918%, (US0001M + 0.770%), 11/25/2036	1,600,955	0.1
1,653,562	Fannie Mae REMICS 2010-39 FN, 0.978%, (US0001M + 0.830%), 05/25/2040	1,686,357	0.1
675,446	Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	830,818	0.1
750,000	Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	875,484	0.1
1,730,000	Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	2,039,722	0.1
3,954,573 (1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	363,438	0.0
3,176,027 (1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	295,757	0.0
1,401,927	Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,536,990	0.1
1,254,972	Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,345,708	0.1
711,932	Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	808,534	0.0
1,410,000	Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,547,153	0.1
4,283,554	Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,824,821	0.3
4,993,196	Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,751,936	0.3
1,527,860	Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,885,167	0.1
7,159,842 (1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	1,346,565	0.1
2,552,786	Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,020,164	0.2
2,418,456	Freddie Mac REMIC Trust 2005-S001 2A2, 0.298%, (US0001M + 0.150%), 09/25/2045	2,396,693	0.1
457,192	Freddie Mac REMIC Trust 2653 SC, 6.723%, (-0.500*US0001M + 6.800%), 07/15/2033	523,404	0.0
1,207,116	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,456,898	0.1
133,614	Freddie Mac REMIC Trust 3012 ST, 21.389%, (-3.600*US0001M + 21.960%), 04/15/2035	193,113	0.0
304,801	Freddie Mac REMIC Trust 3065 DC, 19.384%, (-3.000*US0001M + 19.860%), 03/15/2035	434,716	0.0
609,595	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	715,740	0.0
3,938,669 (1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	84,057	0.0
310,470 (1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	56,821	0.0
421,376	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	455,735	0.0
2,167,651	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	2,428,508	0.1
647,691 (1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	29,970	0.0
3,292,071	Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,582,892	0.3
1,338,088	Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,451,571	0.1
6,344,838	Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	6,538,436	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,534	Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	$1,714,799	0.1
1,524,217 (2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.810%, 07/25/2033	1,601,709	0.1
905,368 (2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.737%, 02/25/2043	972,313	0.1
89,817 (1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.852%, (-1.000*US0001M + 8.000%), 10/25/2023	7,858	0.0
187,395 (3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	171,993	0.0
1,006,307	Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,268,103	0.1
5,075,000	Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,798,144	0.3
8,911,936	Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,923,943	0.6
3,167,640	Freddie Mac REMICS 4249 CS, 4.534%, (-0.750*US0001M + 4.650%), 09/15/2043	3,226,697	0.2
2,877,185	Freddie Mac REMICS 4274 US, 5.691%, (-1.000*US0001M + 5.850%), 10/15/2035	3,134,001	0.2
991,006	Freddie Mac REMICS 4341 VH, 4.350%, 03/15/2027	1,030,091	0.1
9,715,237	Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	11,468,857	0.7
6,850,915	Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,736,089	0.4
4,551,314	Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	4,672,839	0.3
3,180,684	Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	3,268,592	0.2
2,597,868	Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,774,076	0.2
1,066,270	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,225,047	0.1
5,566,981	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,929,983	0.4
774,165	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	954,515	0.1
606,012	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	807,699	0.0
4,400,954	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,355,030	0.3
578,996	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	662,769	0.0
1,439,402	Ginnie Mae 2009-H01 FA, 1.302%, (US0001M + 1.150%), 11/20/2059	1,451,721	0.1
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,384,911	0.1
4,120,715	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,432,078	0.3
3,828,867 (3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	3,558,248	0.2
3,151,834 (1)	Ginnie Mae 2014-107 XS, 5.447%, (-1.000*US0001M + 5.600%), 07/16/2044	562,979	0.0
1,513,683 (1)	Ginnie Mae 2014-96 SQ, 5.447%, (-1.000*US0001M + 5.600%), 07/16/2044	262,464	0.0
9,688,009	Ginnie Mae 2015-H13 FG, 0.540%, (US0001M + 0.400%), 04/20/2065	9,690,968	0.6
19,422,507 (1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,391,998	0.1
1,263,850 (1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	75,417	0.0
17,766,913	Ginnie Mae 2016-H20 FB, 0.690%, (US0001M + 0.550%), 09/20/2066	17,850,943	1.0
1,433,929 (1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	172,051	0.0
2,928,199	Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	3,229,150	0.2
109,198	Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	121,485	0.0
1,001,214	Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,102,984	0.1
703,983	Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	802,375	0.0
351,421 (3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	332,973	0.0
2,597,592	Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	2,886,160	0.2
2,676,240	Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	2,996,167	0.2
1,077,308 (1)	Ginnie Mae Series 2004-98 SA, 6.548%, (-1.000*US0001M + 6.700%), 11/20/2034	276,313	0.0
882,234	Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,003,576	0.1
253,670 (1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	38,083	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
701,318 (1)	Ginnie Mae Series 2005-7 AH, 6.617%, (-1.000*US0001M + 6.770%), 02/16/2035	$146,480	0.0
828,227 (1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	155,208	0.0
486,569	Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	550,591	0.0
219,338	Ginnie Mae Series 2005-91 UP, 13.994%, (-2.000*US0001M + 14.300%), 09/16/2031	275,241	0.0
8,323,083	Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,516,187	0.6
1,473,036	Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,709,862	0.1
7,323,079 (1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	70,929	0.0
2,360,943	Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,725,288	0.2
1,658,835 (1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	419,238	0.0
1,692,869 (3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,541,761	0.1
97,802	Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	111,161	0.0
314,937	Ginnie Mae Series 2007-48 SY, 19.791%, (-3.000*US0001M + 20.250%), 08/16/2037	457,370	0.0
1,837,350 (1)	Ginnie Mae Series 2007-53 SC, 6.348%, (-1.000*US0001M + 6.500%), 09/20/2037	459,122	0.0
52,404	Ginnie Mae Series 2007-53 SW, 19.750%, (-3.000*US0001M + 20.205%), 09/20/2037	79,091	0.0
1,006,012	Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,120,448	0.1
3,067,209	Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,620,559	0.2
539,646 (1)	Ginnie Mae Series 2008-3 SA, 6.398%, (-1.000*US0001M + 6.550%), 01/20/2038	134,433	0.0
1,002,632 (1)	Ginnie Mae Series 2008-40 PS, 6.347%, (-1.000*US0001M + 6.500%), 05/16/2038	207,702	0.0
2,393,809 (1)	Ginnie Mae Series 2008-82 SA, 5.848%, (-1.000*US0001M + 6.000%), 09/20/2038	534,248	0.0
4,109,283 (1)	Ginnie Mae Series 2009-110 SA, 6.197%, (-1.000*US0001M + 6.350%), 04/16/2039	444,619	0.0
822,563	Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	971,929	0.1
1,432,283	Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,647,124	0.1
1,029,000	Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,217,788	0.1
2,368,395	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,663,609	0.2
2,149,781	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,403,972	0.1
3,000,056	Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,445,375	0.2
252,542 (1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	9,967	0.0
2,029,399	Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,667,166	0.2
6,041,619	Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,533,416	0.5
3,456,505	Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,546,571	0.3
1,379,682 (1)	Ginnie Mae Series 2009-66 QS, 5.948%, (-1.000*US0001M + 6.100%), 07/20/2039	193,288	0.0
821,387 (1)	Ginnie Mae Series 2009-77 SA, 5.997%, (-1.000*US0001M + 6.150%), 09/16/2039	175,236	0.0
3,707,966	Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,343,548	0.3
1,048,890	Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,402,058	0.1
627,599	Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	739,580	0.0
1,483,871	Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,831,379	0.1
1,802,726 (1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	197,530	0.0
10,371,000	Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	11,984,387	0.7
1,546,431 (1)	Ginnie Mae Series 2010-116 NS, 6.497%, (-1.000*US0001M + 6.650%), 09/16/2040	304,607	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
122,700 (1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	$9,058	0.0
1,500,000	Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,718,395	0.1
2,267,060	Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	2,331,086	0.1
1,113,233 (1)	Ginnie Mae Series 2010-158 SA, 5.898%, (-1.000*US0001M + 6.050%), 12/20/2040	217,463	0.0
1,405,744	Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,592,400	0.1
15,653,828 (1)	Ginnie Mae Series 2010-166 GS, 5.848%, (-1.000*US0001M + 6.000%), 12/20/2040	2,776,094	0.2
1,294,521 (1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	86,401	0.0
1,658,989	Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,844,593	0.1
2,172,639	Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	2,327,526	0.1
397,938 (1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	34,462	0.0
1,726,496	Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	1,969,444	0.1
1,781,341 (1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	279,937	0.0
5,156,138	Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	6,152,299	0.4
1,294,550	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,459,683	0.1
4,101,656	Ginnie Mae Series 2010-H01 FA, 0.966%, (US0001M + 0.820%), 01/20/2060	4,136,700	0.2
9,932,009	Ginnie Mae Series 2010-H10 FB, 1.146%, (US0001M + 1.000%), 05/20/2060	10,089,701	0.6
5,865,563	Ginnie Mae Series 2010-H10 FC, 1.146%, (US0001M + 1.000%), 05/20/2060	5,946,026	0.3
1,655,854	Ginnie Mae Series 2010-H20 AF, 0.470%, (US0001M + 0.330%), 10/20/2060	1,653,633	0.1
314,204 (1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	40,259	0.0
3,556,841 (1)	Ginnie Mae Series 2011-141 PS, 6.547%, (-1.000*US0001M + 6.700%), 06/16/2041	680,402	0.0
90,468	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	100,081	0.0
242,795 (2)	Ginnie Mae Series 2011-169 BG, 5.432%, 04/16/2039	270,540	0.0
7,400,339	Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,129,129	0.5
1,702,806	Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,834,973	0.1
3,370,817 (1)	Ginnie Mae Series 2011-73 LS, 6.538%, (-1.000*US0001M + 6.690%), 08/20/2039	229,839	0.0
3,491,559	Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	3,827,401	0.2
2,735,625	Ginnie Mae Series 2011-H03 FA, 0.640%, (US0001M + 0.500%), 01/20/2061	2,743,164	0.2
978,192	Ginnie Mae Series 2011-H07 FA, 0.640%, (US0001M + 0.500%), 02/20/2061	979,936	0.1
256,828	Ginnie Mae Series 2011-H08 FD, 0.640%, (US0001M + 0.500%), 02/20/2061	257,520	0.0
726,318	Ginnie Mae Series 2011-H11 FB, 0.640%, (US0001M + 0.500%), 04/20/2061	728,204	0.0
684,887 (1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	18,373	0.0
1,902,458 (1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	134,078	0.0
479,622 (1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	35,139	0.0
5,758,386 (1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	280,938	0.0
467,478 (1)	Ginnie Mae Series 2012-34 MS, 6.547%, (-1.000*US0001M + 6.700%), 04/16/2041	76,677	0.0
4,010,622 (1)	Ginnie Mae Series 2012-48 SA, 6.497%, (-1.000*US0001M + 6.650%), 04/16/2042	970,144	0.1
5,584,701 (1)	Ginnie Mae Series 2012-60 SG, 5.947%, (-1.000*US0001M + 6.100%), 05/16/2042	1,281,826	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,330,395 (1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	$151,353	0.0
1,845,264	Ginnie Mae Series 2012-H11 VA, 0.790%, (US0001M + 0.650%), 05/20/2062	1,860,131	0.1
17,683,368	Ginnie Mae Series 2012-H12 FB, 1.190%, (US0001M + 1.050%), 02/20/2062	17,920,209	1.0
1,051,423	Ginnie Mae Series 2012-H14 FK, 0.720%, (US0001M + 0.580%), 07/20/2062	1,055,282	0.1
8,133,507	Ginnie Mae Series 2012-H20 BA, 0.700%, (US0001M + 0.560%), 09/20/2062	8,159,014	0.5
1,577,617	Ginnie Mae Series 2012-H31 FD, 0.480%, (US0001M + 0.340%), 12/20/2062	1,575,744	0.1
7,000,000	Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	8,077,168	0.5
1,400,547	Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,508,920	0.1
1,900,000 (1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	392,074	0.0
973,831 (1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	108,148	0.0
5,120,494 (1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	724,005	0.0
2,050,898 (1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	76,092	0.0
1,999,276	Ginnie Mae Series 2013-H08 BF, 0.540%, (US0001M + 0.400%), 03/20/2063	1,999,295	0.1
2,983,981	Ginnie Mae Series 2013-H10 FT, 0.570%, (H15T1Y + 0.450%), 04/20/2063	2,960,947	0.2
4,359,849	Ginnie Mae Series 2013-H14 FC, 0.610%, (US0001M + 0.470%), 06/20/2063	4,367,046	0.3
807,086	Ginnie Mae Series 2013-H18 BA, 0.740%, (US0001M + 0.600%), 07/20/2063	810,872	0.0
3,915,594	Ginnie Mae Series 2013-H19 DF, 0.790%, (US0001M + 0.650%), 05/20/2063	3,934,249	0.2
2,483,146	Ginnie Mae Series 2013-H20 FB, 1.140%, (US0001M + 1.000%), 08/20/2063	2,506,442	0.1
3,191,699	Ginnie Mae Series 2013-H23 FA, 1.440%, (US0001M + 1.300%), 09/20/2063	3,242,318	0.2
435,747	Ginnie Mae Series 2013-H24 FB, 0.870%, (US0001M + 0.730%), 09/20/2063	438,200	0.0
2,793,200	Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,266,661	0.2
6,118,637	Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	6,684,496	0.4
1,689,046 (1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	297,059	0.0
2,445,928 (1)	Ginnie Mae Series 2014-30 ES, 4.848%, (-1.000*US0001M + 5.000%), 03/20/2040	382,310	0.0
7,727,145	Ginnie Mae Series 2014-H05 FB, 0.740%, (US0001M + 0.600%), 12/20/2063	7,762,135	0.4
9,571,985 (2)	Ginnie Mae Series 2015-10 Q, 2.341%, 10/20/2044	10,360,740	0.6
2,364,266 (1)	Ginnie Mae Series 2015-141 IX, 2.032%, (-0.714*US0001M + 2.142%), 06/20/2045	210,235	0.0
12,125,000	Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,652,292	0.8
2,594,000 (1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	247,495	0.0
7,958,540	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	8,435,078	0.5
3,214,326	Ginnie Mae Series 2015-H31 FT, 0.790%, (US0001M + 0.650%), 11/20/2065	3,228,060	0.2
10,776,210 (1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,359,224	0.1
5,012,128 (2)	Ginnie Mae Series 2016-5 AB, 4.679%, 01/20/2046	5,716,046	0.3
7,403,497	Ginnie Mae Series 2016-H08 FT, 0.860%, (US0001M + 0.720%), 02/20/2066	7,448,735	0.4
2,890,000	Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,107,594	0.2
2,211,674	Ginnie Mae Series 2017-H19 FA, 0.590%, (US0001M + 0.450%), 08/20/2067	2,214,301	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,056,509	Ginnie Mae Series 2017-H23 FC, 0.590%, (US0001M + 0.450%), 11/20/2067	$33,107,407	1.9
2,717,244	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,896,523	0.2
1,730,103	Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	288,750	0.0
1,270,448 (1)	Ginnie Mae Series 2008-51 GS, 6.077%, (-1.000*US0001M + 6.230%), 06/16/2038	272,022	0.0
3,393,296	Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,836,210	0.2
1,059,010	Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,357,685	0.1
6,746,592	Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	7,790,642	0.5
766,422	Ginnie Mae Series 2011-128 TF, 0.603%, (US0001M + 0.450%), 05/16/2041	770,987	0.0
945,000	Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,032,152	0.1
5,362,109	Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	5,598,665	0.3
1,856,350	Ginnie Mae Series 2011-H01 AF, 0.590%, (US0001M + 0.450%), 11/20/2060	1,859,218	0.1
2,014,660	Ginnie Mae Series 2011-H20 FA, 0.690%, (US0001M + 0.550%), 09/20/2061	2,022,446	0.1
5,795,461	Ginnie Mae Series 2012-77 FE, 0.543%, (US0001M + 0.390%), 05/16/2041	5,821,684	0.3
1,289,735 (1)	Ginnie Mae Series 2012-93 NS, 5.948%, (-1.000*US0001M + 6.100%), 07/20/2042	250,755	0.0
2,909,289	Ginnie Mae Series 2012-H06 FS, 0.840%, (US0001M + 0.700%), 03/20/2062	2,936,927	0.2
10,265,372	Ginnie Mae Series 2012-H08 FA, 0.740%, (US0001M + 0.600%), 01/20/2062	10,313,729	0.6
3,988,384	Ginnie Mae Series 2012-H08 FB, 0.740%, (US0001M + 0.600%), 03/20/2062	4,004,612	0.2
1,369,201	Ginnie Mae Series 2012-H11 GA, 0.720%, (US0001M + 0.580%), 05/20/2062	1,373,932	0.1
2,663,472	Ginnie Mae Series 2012-H12 FA, 0.690%, (US0001M + 0.550%), 04/20/2062	2,672,239	0.2
2,926,486	Ginnie Mae Series 2012-H20 PT, 0.962%, 07/20/2062	2,924,176	0.2
3,409,641	Ginnie Mae Series 2012-H26 BA, 0.490%, (US0001M + 0.350%), 10/20/2062	3,406,934	0.2
355,475	Ginnie Mae Series 2012-H29 FA, 0.655%, (US0001M + 0.515%), 10/20/2062	356,354	0.0
1,613,171	Ginnie Mae Series 2012-H30 GA, 0.490%, (US0001M + 0.350%), 12/20/2062	1,611,976	0.1
2,491,469	Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	2,572,665	0.2
62,029	Ginnie Mae Series 2013-62 KS, 3.848%, (-1.000*US0001M + 4.000%), 03/20/2043	62,086	0.0
1,291,611 (1)	Ginnie Mae Series 2013-88 AI, 5.695%, (-1.000*US0001M + 5.850%), 06/20/2043	251,268	0.0
1,839,576 (1)	Ginnie Mae Series 2013-99 SK, 5.745%, (-1.000*US0001M + 5.900%), 07/20/2043	343,602	0.0
3,101,412	Ginnie Mae Series 2013-H02 FD, 0.480%, (US0001M + 0.340%), 12/20/2062	3,098,583	0.2
464,566	Ginnie Mae Series 2013-H07 HA, 0.550%, (US0001M + 0.410%), 03/20/2063	464,810	0.0
1,974,060	Ginnie Mae Series 2013-H13 FS, 1.140%, (US0001M + 1.000%), 06/20/2063	2,012,393	0.1
1,430,131	Ginnie Mae Series 2013-H14 FD, 0.610%, (US0001M + 0.470%), 06/20/2063	1,432,589	0.1
1,261,244	Ginnie Mae Series 2013-H14 FG, 0.610%, (US0001M + 0.470%), 05/20/2063	1,263,481	0.1
1,099,728	Ginnie Mae Series 2013-H15 FA, 0.680%, (US0001M + 0.540%), 06/20/2063	1,102,808	0.1
3,150,712	Ginnie Mae Series 2013-H17 FA, 0.690%, (US0001M + 0.550%), 07/20/2063	3,159,267	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,549,621	Ginnie Mae Series 2013-H18 EA, 0.640%, (US0001M + 0.500%), 07/20/2063	$1,552,930	0.1
2,431,916	Ginnie Mae Series 2013-H18 FA, 0.640%, (US0001M + 0.500%), 06/20/2063	2,438,184	0.1
1,142,448	Ginnie Mae Series 2013-H21 FB, 0.840%, (US0001M + 0.700%), 09/20/2063	1,149,534	0.1
1,942,664	Ginnie Mae Series 2013-H22 FB, 0.840%, (US0001M + 0.700%), 08/20/2063	1,954,309	0.1
2,732,436	Ginnie Mae Series 2013-H22 FT, 0.770%, (H15T1Y + 0.650%), 04/20/2063	2,723,249	0.2
2,114,672 (1)	Ginnie Mae Series 2014-129 WS, 5.745%, (-1.000*US0001M + 5.900%), 09/20/2044	397,314	0.0
2,125,129 (1)	Ginnie Mae Series 2014-161 WS, 5.745%, (-1.000*US0001M + 5.900%), 11/20/2044	382,714	0.0
9,431,655	Ginnie Mae Series 2014-H03 FS, 0.790%, (US0001M + 0.650%), 02/20/2064	9,512,443	0.6
2,269,215	Ginnie Mae Series 2014-H04 FB, 0.790%, (US0001M + 0.650%), 02/20/2064	2,283,114	0.1
1,948,308	Ginnie Mae Series 2014-H06 FA, 0.710%, (US0001M + 0.570%), 03/20/2064	1,955,956	0.1
772,609	Ginnie Mae Series 2014-H06 HB, 0.790%, (US0001M + 0.650%), 03/20/2064	777,168	0.0
3,402,742	Ginnie Mae Series 2014-H11 VA, 0.640%, (US0001M + 0.500%), 06/20/2064	3,416,839	0.2
3,686,374	Ginnie Mae Series 2014-H15 FA, 0.640%, (US0001M + 0.500%), 07/20/2064	3,701,327	0.2
1,675,350	Ginnie Mae Series 2014-H21 FA, 0.790%, (US0001M + 0.650%), 10/20/2064	1,689,473	0.1
3,890,214	Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,176,776	0.2
2,870,568	Ginnie Mae Series 2015-H03 FA, 0.640%, (US0001M + 0.500%), 12/20/2064	2,877,623	0.2
3,382,476	Ginnie Mae Series 2015-H05 FC, 0.620%, (US0001M + 0.480%), 02/20/2065	3,379,185	0.2
1,868,000	Ginnie Mae Series 2015-H06 FA, 0.620%, (US0001M + 0.480%), 02/20/2065	1,873,043	0.1
3,488,488	Ginnie Mae Series 2015-H08 FB, 0.770%, (US0001M + 0.630%), 03/20/2065	3,513,698	0.2
2,519,548	Ginnie Mae Series 2015-H08 FC, 0.620%, (US0001M + 0.480%), 03/20/2065	2,527,420	0.1
3,973,932	Ginnie Mae Series 2015-H09 FA, 0.760%, (US0001M + 0.620%), 04/20/2065	4,002,357	0.2
7,180,142	Ginnie Mae Series 2015-H10 FA, 0.740%, (US0001M + 0.600%), 04/20/2065	7,226,036	0.4
2,311,803	Ginnie Mae Series 2015-H10 FH, 0.740%, (US0001M + 0.600%), 04/20/2065	2,326,045	0.1
275,585	Ginnie Mae Series 2015-H12 FA, 0.620%, (US0001M + 0.480%), 05/20/2065	274,133	0.0
2,258,352	Ginnie Mae Series 2015-H12 FL, 0.370%, (US0001M + 0.230%), 05/20/2065	2,250,427	0.1
737,759	Ginnie Mae Series 2015-H14 FB, 0.570%, (US0001M + 0.430%), 05/20/2065	738,487	0.0
993,263	Ginnie Mae Series 2015-H18 FB, 0.740%, (US0001M + 0.600%), 07/20/2065	999,665	0.1
1,171,486	Ginnie Mae Series 2015-H20 FB, 0.740%, (US0001M + 0.600%), 08/20/2065	1,179,364	0.1
2,094,822	Ginnie Mae Series 2015-H22 FC, 0.740%, (US0001M + 0.600%), 09/20/2065	2,109,147	0.1
1,295,038	Ginnie Mae Series 2015-H26 FA, 0.660%, (US0001M + 0.520%), 10/20/2065	1,301,405	0.1
4,230,844	Ginnie Mae Series 2015-H26 FC, 0.740%, (US0001M + 0.600%), 08/20/2065	4,245,627	0.2
324,640	Ginnie Mae Series 2015-H26 FG, 0.660%, (US0001M + 0.520%), 10/20/2065	326,202	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,172,238	Ginnie Mae Series 2015-H27 FA, 0.890%, (US0001M + 0.750%), 09/20/2065	$2,198,215	0.1
2,776,802	Ginnie Mae Series 2015-H29 FL, 0.740%, (US0001M + 0.600%), 11/20/2065	2,797,911	0.2
36,518,475	Ginnie Mae Series 2015-H30 FC, 0.800%, (US0001M + 0.660%), 11/20/2065	36,847,032	2.1
1,414,623	Ginnie Mae Series 2015-H30 FE, 0.740%, (US0001M + 0.600%), 11/20/2065	1,425,774	0.1
8,789,398 (1)	Ginnie Mae Series 2016-20 BS, 5.948%, (-1.000*US0001M + 6.100%), 02/20/2046	1,905,550	0.1
10,932,131	Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	11,501,509	0.7
903,115	Ginnie Mae Series 2016-H01 FL, 0.790%, (US0001M + 0.650%), 12/20/2065	907,342	0.1
250,279	Ginnie Mae Series 2016-H03 FB, 0.790%, (US0001M + 0.650%), 01/20/2066	252,645	0.0
3,320,060	Ginnie Mae Series 2016-H04 FK, 1.190%, (US0001M + 1.050%), 02/20/2066	3,372,515	0.2
71,848	Ginnie Mae Series 2016-H07 FK, 1.140%, (US0001M + 1.000%), 03/20/2066	73,385	0.0
1,374,386	Ginnie Mae Series 2016-H09 FB, 1.040%, (US0001M + 0.900%), 04/20/2066	1,398,786	0.1
571,382	Ginnie Mae Series 2016-H10 FJ, 0.740%, (US0001M + 0.600%), 04/20/2066	571,652	0.0
2,377,063	Ginnie Mae Series 2016-H11 F, 0.940%, (US0001M + 0.800%), 05/20/2066	2,410,529	0.1
1,248,655	Ginnie Mae Series 2016-H11 FE, 0.990%, (US0001M + 0.850%), 04/20/2066	1,269,040	0.1
3,688,774	Ginnie Mae Series 2016-H13 FD, 0.570%, (H15T1Y + 0.450%), 05/20/2066	3,661,689	0.2
1,093,560	Ginnie Mae Series 2016-H13 FT, 0.720%, (US0001M + 0.580%), 05/20/2066	1,096,539	0.1
468,947	Ginnie Mae Series 2016-H20 FG, 0.840%, (US0001M + 0.700%), 08/20/2066	471,725	0.0
2,035,076	Ginnie Mae Series 2016-H21 FH, 0.990%, (US0001M + 0.850%), 09/20/2066	2,068,349	0.1
3,541,895	Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,783,905	0.2
2,696,702	Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	2,878,166	0.2
4,716,266	Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,238,997	0.3
35,521,358	Ginnie Mae Series 2017-H05 FC, 0.890%, (US0001M + 0.750%), 02/20/2067	35,993,422	2.1
714,842	Ginnie Mae Series 2017-H07 FG, 0.600%, (US0001M + 0.460%), 02/20/2067	716,088	0.0
207,754	Ginnie Mae Series 2017-H14 FD, 0.610%, (US0001M + 0.470%), 06/20/2067	208,271	0.0
1,751,689	Ginnie Mae Series 2017-H14 FV, 0.640%, (US0001M + 0.500%), 06/20/2067	1,758,453	0.1
2,799,146	Ginnie Mae Series 2017-H17 FG, 0.640%, (US0001M + 0.500%), 08/20/2067	2,807,019	0.2
309,634	Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	368,869	0.0
3,511,700	Ginnie Mae Series 2018-H04 FM, 0.440%, (US0001M + 0.300%), 03/20/2068	3,503,299	0.2
921,696	Ginnie Mae Series 2018-H07 FE, 0.490%, (US0001M + 0.350%), 02/20/2068	921,054	0.1
7,628,845	Ginnie Mae Series 2018-H14 FG, 0.490%, (US0001M + 0.350%), 09/20/2068	7,620,762	0.4
9,064,319	Ginnie Mae Series 2018-H18 FC, 0.490%, (US0001M + 0.350%), 08/20/2065	9,057,030	0.5
5,543,744	Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	5,824,378	0.3
7,839,153	Ginnie Mae Series 2019-100 FD, 0.552%, (US0001M + 0.400%), 08/20/2049	7,856,873	0.5

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,000,000 (1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	$3,872,651	0.2
1,469,064	Ginnie Mae Series 2019-H01 FJ, 0.440%, (US0001M + 0.300%), 09/20/2068	1,467,075	0.1
1,405,014	Ginnie Mae Series 2019-H01 FL, 0.590%, (US0001M + 0.450%), 12/20/2068	1,405,231	0.1
4,994,948	Ginnie Mae Series 2019-H05 FL, 0.620%, (US0001M + 0.480%), 03/20/2069	4,994,054	0.3
3,757,111	Ginnie Mae Series 2019-H19 FB, 0.590%, (US0001M + 0.450%), 11/20/2069	3,762,932	0.2
2,037,101	Ginnie Mae Series 2020-H01 FT, 2.036%, (H15T1Y + 0.500%), 01/20/2070	2,024,644	0.1
9,763,432	Ginnie Mae Series 2020-H10 FD, 0.552%, (US0001M + 0.400%), 05/20/2070	9,766,188	0.6
1,144,367	Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	1,227,453	0.1
320,222	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	352,339	0.0
2,475,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	2,736,070	0.2
1,738,158	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,933,005	0.1

	Total Collateralized Mortgage Obligations
	(Cost $917,757,474)	942,866,098	54.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.3%
	Federal Home Loan Mortgage Corporation: 1.5%(4)
1,946,185	3.500%,07/01/2047	2,066,527	0.1
3,348,379	3.500%,12/01/2047	3,624,489	0.2
5,459,360	3.500%,03/01/2048	5,966,795	0.4
6,220,136	3.500%,11/01/2048	6,798,304	0.4
2,473,122	4.000%,07/01/2047	2,658,107	0.2
1,014,888	4.500%,08/01/2047	1,109,075	0.1
141,984	5.290%,10/01/2037	158,047	0.0
26,127	5.410%,07/01/2037	29,148	0.0
25,338	5.410%,08/01/2037	28,269	0.0
15,421	5.410%,08/01/2037	17,195	0.0
38,067	5.440%,01/01/2037	42,492	0.0
20,448	5.440%,02/01/2037	22,819	0.0
49,863	5.440%,04/01/2037	55,700	0.0
30,793	5.440%,09/01/2037	34,376	0.0
29,396	5.440%,02/01/2038	32,813	0.0
135,803	5.450%,12/01/2037	150,234	0.0
104,605	5.450%,12/01/2037	116,168	0.0
68,310	5.460%,05/01/2037	76,537	0.0
34,901	5.460%,08/01/2037	38,974	0.0
38,371	5.460%,01/01/2038	42,613	0.0
37,194	5.480%,08/01/2037	41,550	0.0
78,237	5.500%,08/01/2037	88,174	0.0
92,236	5.500%,11/01/2037	103,524	0.0
28,189	5.500%,04/01/2038	31,512	0.0
17,743	5.520%,10/01/2037	19,834	0.0
39,521	5.620%,12/01/2036	44,237	0.0
95,070	5.620%,03/01/2037	107,365	0.0
67,098	5.620%,08/01/2037	75,187	0.0
198,900	5.625%,12/01/2036	222,790	0.0
192,057	5.625%,01/01/2037	215,209	0.0
16,910	5.625%,02/01/2037	18,900	0.0
171,245	5.625%,03/01/2037	191,789	0.0
92,761	5.625%,06/01/2037	103,815	0.0
82,534	5.625%,07/01/2037	92,365	0.0
45,704	5.625%,02/01/2038	51,147	0.0
641,242	5.750%,09/01/2037	751,712	0.1
79,336	5.750%,10/01/2037	88,919	0.0
149,064	5.750%,11/01/2037	167,180	0.0
53,370	5.750%,12/01/2037	59,815	0.0
96,987	6.090%,12/01/2037	109,034	0.0
6,441	7.500%,01/01/2030	7,622	0.0
8,228	8.000%,01/01/2030	8,264	0.0
		25,668,626	1.5

	Federal National Mortgage Association: 0.8%(4)
7,476,216	4.000%,07/01/2056	8,343,225	0.5
1,386,184	4.500%,09/01/2047	1,593,948	0.1
334,822	5.290%,09/01/2037	363,290	0.1
262,012	5.290%,09/01/2037	280,283	0.0
294,033	5.290%,11/01/2037	324,859	0.0
82,561	5.290%,12/01/2037	85,948	0.0
265,246	5.290%,04/01/2038	287,155	0.0
52,798	5.350%,04/01/2029	59,151	0.0
38,446	5.350%,09/01/2029	43,300	0.0
69,215	5.390%,05/01/2038	80,932	0.0
161,429	5.440%,08/01/2047	177,804	0.0
118,310	5.440%,08/01/2047	130,150	0.0
288,281	5.440%,08/01/2047	312,408	0.0
166,207	5.440%,08/01/2047	179,870	0.0
177,466	5.440%,09/01/2047	192,107	0.0
476,207	5.440%,10/01/2047	525,453	0.1
94,633	5.440%,05/01/2048	104,098	0.0
66,409	5.620%,12/01/2036	69,738	0.0
45,379	5.875%,06/01/2035	46,976	0.0
104,003	5.890%,08/01/2047	112,910	0.0
112,291	5.890%,10/01/2047	122,509	0.0
19,998	5.900%,09/01/2028	21,632	0.0
35,107	6.600%,07/01/2027	35,697	0.0
33,215	6.600%,09/01/2027	33,672	0.0
28,973	6.600%,11/01/2027	29,182	0.0
24,699	6.600%,06/01/2028	24,878	0.0
		13,581,175	0.8

	Government National Mortgage Association: 52.7%
327,069,000 (5)	2.000%,01/01/2051	342,003,880	19.7
132,800,000 (5)	2.500%,02/01/2051	140,296,002	8.1
1,368,492	3.000%,04/20/2045	1,460,147	0.1
420,382	3.000%,11/20/2045	446,993	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
231,036	3.000%,12/20/2045	$241,955	0.0
115,107	3.000%,12/20/2045	120,483	0.0
284,206	3.000%,12/20/2045	300,782	0.0
73,100	3.000%,01/20/2046	76,521	0.0
27,079,000 (5)	3.000%,01/20/2050	28,315,266	1.6
3,664,397	3.000%,02/20/2050	3,835,926	0.2
19,114,546	3.000%,07/20/2050	20,062,349	1.2
45,841,326	3.000%,08/20/2050	48,206,503	2.8
6,976,607	3.000%,11/20/2050	7,392,108	0.4
1,649,589	3.500%,04/20/2043	1,798,743	0.1
1,912,732	3.500%,06/20/2045	2,114,820	0.1
6,192,251	3.500%,04/20/2046	6,692,704	0.4
7,860,941	3.500%,03/20/2047	8,452,702	0.5
1,810,319	3.500%,07/20/2047	2,018,354	0.1
1,326,872	3.500%,07/20/2047	1,425,105	0.1
43,117,427	3.500%,12/20/2047	46,453,949	2.7
14,002,143	3.500%,01/20/2048	15,070,065	0.9
5,495,908	3.500%,02/20/2048	5,965,567	0.4
10,024,973	3.500%,02/20/2048	10,779,724	0.6
19,544,536	3.500%,03/20/2048	21,118,414	1.2
11,000,000 (5)	3.500%,02/01/2049	11,654,929	0.7
4,184,186	3.750%,05/20/2042	4,522,941	0.3
3,654,133	3.750%,05/20/2042	3,937,662	0.2
91,133	4.000%,05/20/2033	99,426	0.0
18,243	4.000%,08/15/2033	19,311	0.0
35,631	4.000%,01/15/2034	37,772	0.0
767,011	4.000%,05/20/2034	820,965	0.1
508,202	4.000%,07/20/2034	543,303	0.0
1,375,446	4.000%,07/20/2034	1,477,082	0.1
88,039	4.000%,08/20/2035	93,936	0.0
161,688	4.000%,05/15/2040	171,521	0.0
1,277,468	4.000%,09/20/2040	1,369,952	0.1
2,120,029	4.000%,07/20/2041	2,310,929	0.1
8,015,312	4.000%,08/20/2042	8,883,709	0.5
291,923	4.000%,09/15/2042	312,406	0.0
1,593,441	4.000%,10/20/2043	1,751,261	0.1
2,403,964	4.000%,12/20/2044	2,645,419	0.2
2,204,821	4.000%,01/20/2045	2,451,681	0.2
632,562	4.000%,06/20/2045	697,126	0.1
2,766,809	4.000%,07/20/2045	3,042,962	0.2
3,243,342	4.000%,09/20/2045	3,557,952	0.2
245,169	4.000%,12/20/2045	262,064	0 .0
463,771	4.000%,01/20/2046	499,261	0.0
4,490,166	4.000%,01/20/2046	4,869,261	0.3
144,997	4.000%,02/20/2046	159,049	0.0
3,139,595	4.000%,03/20/2046	3,440,095	0.2
1,778,175	4.000%,04/20/2046	1,948,435	0.1
786,188	4.000%,08/20/2046	859,910	0.1
5,503,516	4.000%,09/20/2047	5,884,228	0.3
47,151,560	4.000%,02/20/2050	50,366,414	2.9
5,614	4.500%,07/20/2036	6,030	0.0
766,359	4.500%,10/15/2039	867,837	0.1
423,147	4.500%,11/15/2039	475,221	0.0
603,726	4.500%,11/15/2039	683,674	0.1
160,190	4.500%,12/15/2039	181,402	0.0
444,226	4.500%,01/15/2040	497,904	0.0
46,189	4.500%,01/20/2040	49,837	0.0
1,756,032	4.500%,02/15/2040	1,968,233	0.1
483,384	4.500%,06/15/2040	539,508	0.0
45,551	4.500%,07/20/2040	49,144	0.0
263,865	4.500%,08/20/2040	284,474	0.0
1,010,407	4.500%,09/20/2041	1,125,952	0.1
709,729	4.500%,10/20/2048	768,293	0.1
330,821	4.500%,11/20/2048	358,073	0.0
10,139,246	4.500%,12/20/2048	10,975,072	0.6
263,434	4.500%,01/20/2049	285,146	0.0
885,042	4.500%,03/20/2049	957,899	0.1
144,900	4.500%,05/20/2049	156,992	0.0
16,635,412	4.500%,11/20/2049	17,943,680	1.0
21,812,650	4.500%,12/20/2049	23,558,626	1.4
641,789	4.750%,06/15/2029	713,894	0.1
165,343	4.750%,01/15/2030	184,671	0.0
311,999	4.750%,09/15/2034	347,378	0.0
16,543	5.000%,03/20/2024	17,872	0.0
805,439	5.000%,04/20/2030	893,793	0.1
185,953	5.000%,07/15/2033	205,558	0.0
66,163	5.000%,03/15/2034	75,251	0.0
34,487	5.000%,04/15/2034	38,043	0.0
67,986	5.000%,01/15/2035	75,035	0.0
11,366	5.000%,03/15/2035	12,780	0.0
158,027	5.000%,03/15/2035	174,496	0.0
48,853	5.000%,04/15/2035	53,807	0.0
63,445	5.000%,04/15/2035	72,629	0.0
264,134	5.000%,04/15/2035	303,556	0.0
21,918	5.000%,05/15/2035	24,859	0.0
65,777	5.000%,05/20/2035	75,012	0.0
343,024	5.000%,11/20/2035	391,322	0.0
170,702	5.000%,04/20/2036	194,710	0.0
143,456	5.000%,02/15/2038	158,207	0.0
43,430	5.000%,06/20/2038	46,392	0.0
26,759	5.000%,08/20/2038	29,421	0.0
176,250	5.000%,10/20/2038	191,038	0.0
31,282	5.000%,11/20/2038	33,250	0.0
117,677	5.000%,01/20/2039	127,267	0.0
164,862	5.000%,02/15/2039	182,032	0.0
221,897	5.000%,03/15/2039	246,136	0.0
131,591	5.000%,11/15/2039	145,215	0.0
707,614	5.000%,11/15/2039	815,244	0.1
801,568	5.000%,11/15/2039	925,205	0.1
109,681	5.000%,04/15/2040	124,395	0.0
777,097	5.000%,09/15/2040	893,147	0.1
761,743	5.000%,07/20/2041	873,470	0.1
19,254	5.250%,01/15/2024	21,280	0.0
46,150	5.250%,06/15/2028	51,742	0.0
70,710	5.250%,06/15/2029	79,265	0.0
956,126	5.250%,01/20/2036	1,084,711	0.1
117,761	5.290%,07/20/2037	129,509	0.0
135,069	5.290%,08/20/2037	149,261	0.0
169,736	5.290%,08/20/2037	186,713	0.0
102,019	5.290%,09/20/2037	112,171	0.0
378,633	5.290%,09/20/2037	418,983	0.0
118,345	5.290%,01/20/2038	130,137	0.0
7,583	5.350%,01/15/2029	8,379	0.0
14,801	5.350%,01/20/2029	16,245	0.0
62,984	5.350%,04/20/2029	69,318	0.0
32,583	5.350%,06/20/2029	35,859	0.0
41,058	5.350%,10/20/2029	45,189	0.0
150,975	5.390%,08/20/2038	159,567	0.0
75,306	5.390%,09/15/2038	83,529	0.0
39,641	5.500%,08/15/2024	40,895	0.0
19,564	5.500%,08/20/2024	21,564	0.0
615	5.500%,04/20/2029	679	0.0
247,928	5.500%,09/15/2029	274,772	0.0
153,469	5.500%,10/15/2029	170,079	0.0
36,222	5.500%,12/20/2032	42,055	0.0
121,393	5.500%,08/20/2033	141,504	0.0
64,717	5.500%,11/20/2033	66,257	0.0
34,585	5.500%,12/20/2033	40,397	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
66,190	5.500%,03/20/2034	$67,782	0.0
201,789	5.500%,04/20/2034	235,911	0.0
120,248	5.500%,04/20/2034	126,403	0.0
86,185	5.500%,06/20/2034	89,013	0.0
174,877	5.500%,06/20/2034	193,314	0.0
81,946	5.500%,07/20/2034	90,439	0.0
108,010	5.500%,01/20/2035	113,761	0.0
177,081	5.500%,05/15/2035	196,862	0.0
54,510	5.500%,05/20/2035	60,184	0.0
27,892	5.500%,06/20/2035	30,746	0.0
213,872	5.500%,07/15/2035	237,985	0.0
188,907	5.500%,08/15/2035	209,807	0.0
215,425	5.500%,09/20/2035	239,038	0.0
154,730	5.500%,04/15/2036	171,953	0.0
44,948	5.500%,06/20/2036	52,668	0.0
9,430	5.500%,06/20/2038	10,499	0.0
20,911	5.500%,08/20/2038	23,314	0.0
7,916	5.500%,09/20/2038	8,799	0.0
1,564	5.500%,10/20/2038	1,710	0.0
32,453	5.500%,11/20/2038	36,114	0.0
3,665	5.500%,12/20/2038	4,078	0.0
88,839	5.500%,01/15/2039	98,665	0.0
6,001	5.500%,01/20/2039	6,549	0.0
83,453	5.500%,03/20/2039	91,328	0.0
29,450	5.500%,06/15/2039	32,653	0.0
16,987	5.500%,06/20/2039	18,600	0.0
33,756	5.500%,10/20/2039	39,366	0.0
201,434	5.500%,09/15/2040	224,827	0.0
128,715	5.740%,08/20/2037	142,670	0.0
342,635	5.740%,09/20/2037	380,984	0.0
83,707	5.740%,09/20/2037	92,765	0.0
255,269	5.740%,09/20/2037	283,668	0.0
389,991	5.740%,10/20/2037	439,335	0.0
94,012	5.740%,04/20/2038	104,208	0.0
52,861	5.750%,11/15/2024	55,367	0.0
667,552	5.750%,07/15/2029	734,111	0.1
447,833	5.750%,08/15/2029	494,385	0.0
549,672	5.750%,11/15/2029	604,694	0.0
73,389	5.750%,11/15/2029	81,014	0.0
9,595	5.900%,03/20/2028	10,640	0.0
33,507	5.900%,05/20/2028	37,220	0.0
33,260	5.900%,09/20/2028	36,932	0.0
1,268,077	5.970%,11/15/2031	1,267,320	0.1
9,245	6.000%,01/20/2024	9,335	0.0
53,699	6.000%,10/15/2025	60,349	0.0
146,613	6.000%,04/15/2026	161,616	0.0
37,861	6.000%,10/20/2027	42,120	0.0
122,085	6.000%,05/15/2029	132,891	0.0
142,444	6.000%,07/15/2029	157,392	0.0
62,174	6.000%,10/20/2034	72,161	0.0
138,920	6.000%,03/15/2037	168,073	0.0
14,208	6.000%,05/20/2038	15,677	0.0
88,822	6.000%,08/20/2038	98,074	0.0
12,479	6.000%,09/20/2038	13,767	0.0
34,222	6.000%,10/20/2038	39,671	0.0
73,248	6.000%,11/15/2038	82,318	0.0
96,191	6.000%,12/15/2038	108,092	0.0
77,486	6.000%,12/15/2038	87,059	0.0
276,254	6.000%,08/15/2039	312,469	0.0
246,697	6.000%,08/15/2039	278,748	0.0
18,073	6.490%,01/15/2028	20,272	0.0
23,117	6.500%,07/20/2029	26,679	0.0
47,183	6.500%,07/20/2032	48,774	0.0
93,308	6.500%,02/15/2034	102,053	0.0
194	6.500%,09/20/2034	99	0.0
7,589	7.500%,08/20/2027	8,727	0.0
		916,822,363	52.7

	Uniform Mortgage-Backed Securities: 4.3%
2,029,496	3.000%,11/01/2049	2,129,438	0.1
636,171	4.000%,08/01/2046	694,788	0.1
12,994,000 (5)	1.500%,02/01/2051	13,111,741	0.8
31,485,000 (5)	2.000%,01/01/2051	32,703,773	1.9
455,000 (5)	2.500%,03/12/2050	478,762	0.0
6,366,397	3.500%,12/01/2047	6,752,251	0.4
9,505,104	4.000%,05/01/2042	10,507,957	0.6
797,435	4.000%,05/01/2045	868,165	0.1
476,093	4.250%,08/01/2035	521,120	0.0
200,958	4.750%,11/01/2034	220,424	0.0
441,103	4.750%,11/01/2034	495,504	0.0
310,325	4.750%,02/01/2035	346,479	0.0
607,194	4.750%,04/01/2035	687,473	0.1
482,724	4.750%,05/01/2035	542,268	0.1
130,834	4.750%,07/01/2035	143,359	0.0
662,161	4.750%,07/01/2035	749,713	0.1
133,631	5.000%,02/01/2033	148,058	0.0
96,497	5.000%,07/01/2033	106,812	0.0
84,620	5.000%,03/01/2036	93,670	0.0
272,171	5.000%,05/01/2036	305,294	0.0
93,892	5.030%,05/01/2037	103,969	0.0
101,184	5.030%,09/01/2037	112,123	0.0
48,197	5.155%,11/01/2036	53,499	0.0
159,953	5.155%,01/01/2037	177,664	0.0
69,910	5.250%,04/01/2032	77,734	0.0
136,926	5.250%,04/01/2032	152,606	0.0
27,205	5.280%,11/01/2036	30,268	0.0
121,221	5.280%,11/01/2036	134,924	0.0
45,933	5.280%,01/01/2037	51,105	0.0
96,486	5.290%,08/01/2037	107,373	0.0
74,461	5.290%,09/01/2037	82,855	0.0
324,596	5.290%,09/01/2037	364,303	0.0
52,543	5.300%,09/01/2036	58,480	0.0
20,724	5.300%,10/01/2036	23,054	0.0
30,413	5.300%,10/01/2036	33,838	0.0
86,986	5.300%,12/01/2036	96,790	0.0
121,222	5.300%,12/01/2036	134,920	0.0
67,354	5.300%,02/01/2037	74,966	0.0
52,749	5.300%,05/01/2037	58,708	0.0
324,420	5.300%,08/01/2037	367,271	0.0
127,750	5.390%,12/01/2037	142,417	0.0
173,912	5.405%,11/01/2036	194,020	0.0
229,882	5.405%,02/01/2037	257,021	0.0
90,691	5.740%,07/01/2037	101,564	0.0
14,280	7.500%,05/01/2028	14,335	0.0
		74,612,856	4.3

	Total U.S. Government Agency Obligations
	(Cost $1,015,052,381)	1,030,685,020	59.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.4%
24,995,064 (1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.762%, 09/25/2027	1,134,056	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
31,466,000 (1)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	$3,023,370	0 .2
368,985 (2)	Ginnie Mae 2004-23 Z, 5.688%, 03/16/2044	409,026	0.0
4,933,120 (1),(2)	Ginnie Mae 2006-67 IO, 0.478%, 11/16/2046	14,223	0.0
370,980 (2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	406,523	0.0
638,304	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	686,397	0.1
233,786 (1),(2)	Ginnie Mae 2008-45 IO, 0.853%, 02/16/2048	304	0.0
239,059 (2)	Ginnie Mae 2009-115 D, 4.732%, 01/16/2050	249,045	0.0
1,562,865 (1),(2)	Ginnie Mae 2010-122 IO, 0.241%, 02/16/2044	2,037	0.0
62,109 (1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	686	0.0
16,566,743 (1),(2)	Ginnie Mae 2011-47 IO, 0.107%, 01/16/2051	36,796	0.0
167,977 (2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	172,915	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $6,229,905)	6,135,378	0.4

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
130,358 (2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.665%, 07/26/2033	133,866	0.0
81,716 (2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	89,275	0.0
33,828 (2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	33,837	0.0
37,814 (2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.988%, 05/25/2032	40,915	0.0
2,015,161	Fannie Mae Grantor Trust 2001-T9 A1, 0.368%, (US0001M + 0.220%), 09/25/2031	1,985,611	0.1

	Total Asset-Backed Securities
	(Cost $2,275,045)	2,283,504	0.1

	Total Long-Term Investments
	(Cost $1,941,314,805)	1,981,970,000	114.0

SHORT-TERM INVESTMENTS: 16.0%
	U.S. Treasury Bills: 16.0%
159,125,000 (6)	United States Treasury Bill, 0.010%, 01/07/2021	159,124,734	9.2
5,975,000 (6)	United States Treasury Bill, 0.030%, 01/21/2021	5,974,901	0.3
35,675,000 (6)	United States Treasury Bill, 0.030%, 02/09/2021	35,673,752	2.1
76,325,000 (6)	United States Treasury Bill, 0.040%, 01/28/2021	$76,322,583	4.4

	Total U.S. Treasury Bills

	Total Short-Term Investments
	(Cost $277,091,899)	277,095,970	16.0

	Total Investments in Securities (Cost $2,218,406,704)	$2,259,065,970	130.0
	Liabilities in Excess of Other Assets	(520,724,720)	(30.0)
	Net Assets	$1,738,341,250	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$942,866,098	$–	$942,866,098
U.S. Government Agency Obligations	–	1,030,685,020	–	1,030,685,020
Commercial Mortgage-Backed Securities	–	6,135,378	–	6,135,378
Asset-Backed Securities	–	2,283,504	–	2,283,504
Short-Term Investments	–	277,095,970	–	277,095,970
Total Investments, at fair value	$–	$2,259,065,970	$–	$2,259,065,970
Other Financial Instruments+
Futures	600,145	–	–	600,145
Total Assets	$600,145	$2,259,065,970	$–	$2,259,666,115
Liabilities Table
Other Financial Instruments+
Futures	$(298,685)	$–	$–	$(298,685)
Total Liabilities	$(298,685)	$–	$–	$(298,685)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	127	03/31/21	$28,064,023	$28,828
			$28,064,023	$28,828
Short Contracts:
U.S. Treasury 10-Year Note	(1,275)	03/22/21	(176,049,609)	(151,342)
U.S. Treasury 5-Year Note	(711)	03/31/21	(89,702,649)	(147,343)
U.S. Treasury Long Bond	(199)	03/22/21	(34,464,312)	219,408
U.S. Treasury Ultra 10-Year Note	(268)	03/22/21	(41,904,312)	166,922
U.S. Treasury Ultra Long Bond	(115)	03/22/21	(24,559,688)	184,987
			$(366,680,570)	$272,632

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2020 (Unaudited) (Continued)

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,209,934,341.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,698,976
Gross Unrealized Depreciation	(3,265,887)
Net Unrealized Appreciation	$49,433,089